Summary of Movement in Derivative Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure Of Derivative Financial Instruments [Abstract]
Change in fair value during the year	$ (278)	$ 0	$ (242)	$ (4,588)
Repurchase of call options	$ (8)